Equity Investment in Real Estate and the Managed REITs (Narratives) (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended								12 Months Ended												12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Symphony IRI Group, Inc.	Dec. 31, 2012 Medica France, S.A.	Dec. 31, 2012 SchulerA.G.	Dec. 31, 2011 SchulerA.G.	Dec. 31, 2010 SchulerA.G.	Dec. 31, 2012 Wanbishi Archives Co. Ltd.	Dec. 31, 2012 Wanbishi Archives Co. Ltd.	Dec. 31, 2012 The New York Times Company	Dec. 31, 2011 The New York Times Company	Dec. 31, 2012 U.S. Airways Group, Inc.	Dec. 31, 2011 U.S. Airways Group, Inc.	Dec. 31, 2010 U.S. Airways Group, Inc.	Dec. 31, 2011 CPA 14	Dec. 31, 2012 CPA 15	Dec. 31, 2011 CPA 15	Dec. 31, 2010 CPA 15	May 02, 2011 CPA 16 - Global	Dec. 31, 2012 CPA 16 - Global	Dec. 31, 2011 CPA 16 - Global	Dec. 31, 2010 CPA 16 - Global	Dec. 31, 2012 CPA 17 - Global	Dec. 31, 2011 CPA 17 - Global	Dec. 31, 2010 CPA 17 - Global	Dec. 31, 2012 CPA 17 - Global Wanbishi Archives Co. Ltd.	Dec. 31, 2012 CWI	Dec. 31, 2012 Managed REITs	Dec. 31, 2011 Managed REITs	Dec. 31, 2010 Managed REITs	Dec. 31, 2012 Managed REITs Discontinued Operations	Dec. 31, 2011 Managed REITs Discontinued Operations	Dec. 31, 2010 Managed REITs Discontinued Operations	Dec. 31, 2011 Managed REITs CPA14/16 Merger	Dec. 31, 2011 Managed REITs CPA 14 CPA14/16 Merger	Dec. 31, 2012 Managed REITs CPA 15	Dec. 31, 2011 Managed REITs CPA 15	Dec. 31, 2012 Managed REITs CPA 16 - Global	Dec. 31, 2011 Managed REITs CPA 16 - Global	Dec. 31, 2011 Managed REITs CPA 16 - Global CPA14/16 Merger	Dec. 31, 2012 Managed REITs CPA 17 - Global	Dec. 31, 2011 Managed REITs CPA 17 - Global	Dec. 31, 2011 Managed REITs CPA 17 - Global CPA14/16 Merger	Dec. 31, 2012 Managed REITs CWI	Dec. 31, 2011 Managed REITs CWI	Jun. 30, 2012 Real Estate	Dec. 31, 2012 Real Estate	Dec. 31, 2011 Real Estate Symphony IRI Group, Inc.	Apr. 30, 2012 Real Estate Investments	Mar. 31, 2011 Real Estate Investments Symphony IRI Group, Inc.	Dec. 31, 2011 Real Estate Investments Symphony IRI Group, Inc.	Apr. 30, 2012 Real Estate Investments Medica France, S.A.	Dec. 31, 2012 Real Estate Investments Medica France, S.A.	Dec. 31, 2012 Real Estate Investments Wanbishi Archives Co. Ltd.
Investments in REITs
Asset management fees receivable, shares																					84,595			128,992				9,842
Distributions received from equity investment	$ (17,271,000)	$ 310,000	$ (4,920,000)	$ 2,600,000		$ 8,200,000	$ 2,400,000	$ 2,300,000			$ 3,200,000	$ 4,400,000	$ 2,400,000	$ 2,200,000	$ 2,500,000		$ 5,600,000	$ 6,900,000	$ 6,200,000	$ 28,300,000	$ 39,700,000	$ 18,600,000	$ 4,100,000	$ 16,200,000	$ 10,000,000	$ 4,700,000
Total Asset Percentage																						20.00%
Merger expenses	31,700,000																																		2,400,000		3,100,000				13,600,000							200,000
Gain on sale of investment properties																													35,400,000	45,400,000	30,500,000	29,600,000	16,700,000	14,600,000		78,800,000								7,400,000						(15,100,000)		1,400,000	(34,000,000)
Other-than-temporary impairment charges	9,910,000																				9,900,000								25,000,000	57,700,000	51,400,000	6,900,000	45,100,000	17,400,000													400,000		8,600,000		200,000
Reduction in equity investments earnings																													4,200,000	7,800,000	3,000,000
Gain from market value over consideration																																			5,000,000						28,700,000
Loss related to the early payment of non recourse loan																																								2,800,000	500,000
Income from equity method investments	62,392,000	51,228,000	30,992,000		15,100,000																																																	34,000,000
Equity method investments	565,626,000	538,749,000																				28,300,000							353,145,000	454,012,000							0	93,650,000	313,441,000	338,964,000		38,977,000	21,277,000		727,000	121,000							(76,500,000)
Payments to acquire equity method investments	726,000	2,297,000	0						1,500,000	52,100,000																																													1,500,000
Mortgage financing cost									$ 900,000	$ 31,600,000																																													$ 900,000
Interest rate on debt									2.00%	2.00%
Mortgage Loan Term	11.5	10.4	10						5	5						8.3
Ownership Interest In Subsidiary																											97.00%